Related Party Transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and short-term benefits	$ 4,505	$ 2,348	$ 1,944
Share-based compensation	5,871	8,275	7,629
Key management personnel compensation	$ 10,376	$ 10,623	$ 9,573